Derivatives - Income Statement (Details) - Derivatives not designated as hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Total included in Net foreign exchange losses	$ (34,902)	$ (16,788)	$ (32,611)
Total included in Net realized and unrealized investment gains (losses)	13,554	12,903	(7,451)
Total derivatives not designated as hedges	(21,348)	(3,885)	(40,062)
Foreign exchange forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total included in Net foreign exchange losses	(34,902)	(16,788)	(32,611)
Insurance-linked securities
Derivative Instruments, Gain (Loss) [Line Items]
Total included in Net realized and unrealized investment gains (losses)	2,049	4,807	(2,341)
Total return swaps
Derivative Instruments, Gain (Loss) [Line Items]
Total included in Net realized and unrealized investment gains (losses)	934	1,430	(845)
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Total included in Net realized and unrealized investment gains (losses)	10,594	7,020	(5,131)
TBAs
Derivative Instruments, Gain (Loss) [Line Items]
Total included in Net realized and unrealized investment gains (losses)	(23)	(56)	(510)
Other
Derivative Instruments, Gain (Loss) [Line Items]
Total included in Net realized and unrealized investment gains (losses)	$ 0	$ (298)	$ 1,376